Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating Activities
Net income including noncontrolling interests	$ 2,549	$ 3,120	$ 2,212
Net income	2,447	2,999	2,123
Adjustments to reconcile net income including noncontrolling interests to net cash provided by operating activities:
Depreciation, depletion and amortization (including nuclear fuel)	2,280	2,202	1,849
Deferred income taxes and investment tax credits	517	(3)	725
Current Income Tax Effect of Contribution to Affiliated Entity			(212)
Proceeds from assignment of rental portfolio		91
Contribution to pension plan		(75)
Gains on sales of assets and equity method investments	(1,006)	(148)	(50)
Provision for rate credits to electric utility customers	77
Charges associated with equity method investments		158
Charges associated with future ash pond and landfill closure costs	81		197
Impairment of assets and related charges	395	15	4
Net (gains) losses on nuclear decommissioning trusts funds and other investments	102	(117)	(96)
Other adjustments	19	33	8
Changes in:
Accounts receivable	(110)	(103)	(286)
Inventories	(29)	15	1
Deferred fuel and purchased gas costs, net	(247)	(71)	54
Prepayments	(51)	(62)	21
Accounts payable	67	(89)	97
Accrued interest, payroll and taxes	(12)	64	203
Margin deposit assets and liabilities		(10)	(66)
Net realized and unrealized changes related to derivative activities	181	44	(335)
Asset retirement obligations	(35)	(94)	(61)
Pension and other postretirement benefits	(114)	(177)	(152)
Other operating assets and liabilities	109	(291)	38
Net cash provided by operating activities	4,773	4,502	4,151
Investing Activities
Plant construction and other property additions (including nuclear fuel)	(4,254)	(5,504)	(6,085)
Acquisition of Dominion Energy Questar, net of cash acquired			(4,381)
Acquisition of solar development projects	(151)	(405)	(40)
Proceeds from sales of securities	1,804	1,831	1,422
Purchases of securities	(1,894)	(1,940)	(1,504)
Proceeds from the sale of certain retail energy marketing assets	54	68
Proceeds from sales of certain merchant generation facilities and equity method investments	2,379
Proceeds from assignment of shale development rights	109	70	10
Contributions to equity method affiliates	(428)	(370)	(198)
Distributions from equity method affiliates	36	275	2
Other	(13)	33	83
Net cash used in investing activities	(2,358)	(5,942)	(10,691)
Financing Activities
Issuance (repayment) of short-term debt, net	(2,964)	143	(654)
Issuance of short-term notes	1,450		1,200
Repayment and repurchase of short-term notes	(1,450)	(250)	(1,800)
Issuance and remarketing of long-term debt	6,362	3,880	7,722
Repayment and repurchase of long-term debt	(5,682)	(1,572)	(1,610)
Credit facility borrowings	73
Net proceeds from issuance of Dominion Energy Midstream common units	4	18	482
Net proceeds from issuance of Dominion Energy Midstream preferred units			490
Proceeds from sale of interest in merchant solar projects			117
Contributions from NRG and SunEdison to Four Brothers and Three Cedars		9	189
Issuance of common stock	2,461	1,302	2,152
Common dividend payments	(2,185)	(1,931)	(1,727)
Other	(278)	(296)	(331)
Net cash provided by (used in) financing activities	(2,209)	1,303	6,230
Increase (decrease) in cash, restricted cash and equivalents	206	(137)	(310)
Cash, restricted cash and equivalents at beginning of year	185	322	632
Cash, restricted cash and equivalents at end of year	391	185	322
Supplemental Cash Flow Information
Interest and related charges, excluding capitalized amounts	1,362	1,083	905
Income taxes	89	9	145
Significant noncash investing and financing activities:
Accrued capital expenditures	307	343	427
Receivables from sales of assets and equity method investments	159
Guarantee provided by equity method affiliate		30
Virginia Electric and Power Company
Operating Activities
Net income	1,282	1,540	1,218
Adjustments to reconcile net income including noncontrolling interests to net cash provided by operating activities:
Depreciation, depletion and amortization (including nuclear fuel)	1,309	1,333	1,210
Deferred income taxes and investment tax credits	224	269	469
Proceeds from assignment of rental portfolio		91
Provision for rate credits to customers	77
Charges associated with future ash pond and landfill closure costs	81		197
Other adjustments	(21)	(36)	(16)
Changes in:
Accounts receivable	(60)	(27)	(65)
Affiliated receivables and payables	(14)	125	220
Inventories	13	3	20
Deferred fuel and purchased gas costs, net	(269)	(59)	69
Prepayments	(1)	3	8
Accounts payable	(26)	(42)	25
Accrued interest, payroll and taxes	(8)	17	49
Net realized and unrealized changes related to derivative activities	119	13	(153)
Asset retirement obligations	(54)	(88)	(59)
Other operating assets and liabilities	188	(181)	77
Net cash provided by operating activities	2,840	2,961	3,269
Investing Activities
Plant construction and other property additions (including nuclear fuel)	(2,228)	(2,496)	(2,489)
Purchases of nuclear fuel	(173)	(192)	(153)
Acquisition of solar development projects	(141)	(41)	(7)
Proceeds from sales of securities	887	849	733
Purchases of securities	(925)	(884)	(775)
Other	(63)	(41)	(33)
Net cash used in investing activities	(2,643)	(2,805)	(2,724)
Financing Activities
Issuance (repayment) of short-term debt, net	(228)	477	(1,591)
Issuance (repayment) of affiliated current borrowings, net	191	(229)	(114)
Issuance and remarketing of long-term debt	1,300	1,500	1,688
Repayment and repurchase of long-term debt	(964)	(681)	(517)
Common dividend payments	(464)	(1,199)
Other	(18)	(11)	(18)
Net cash provided by (used in) financing activities	(183)	(143)	(552)
Increase (decrease) in cash, restricted cash and equivalents	14	13	(7)
Cash, restricted cash and equivalents at beginning of year	24	11	18
Cash, restricted cash and equivalents at end of year	38	24	11
Supplemental Cash Flow Information
Interest and related charges, excluding capitalized amounts	498	458	435
Income taxes	128	362	79
Significant noncash investing and financing activities:
Accrued capital expenditures	204	169	256
Dominion Energy Gas Holdings, LLC
Operating Activities
Net income including noncontrolling interests	656	829	578
Net income	481	703	477
Adjustments to reconcile net income including noncontrolling interests to net cash provided by operating activities:
Depreciation, depletion and amortization (including nuclear fuel)	424	328	260
Deferred income taxes and investment tax credits	380	(19)	267
Gains on sales of assets and equity method investments	(109)	(70)	(50)
Impairment of assets and related charges	385	15
Other adjustments	21	14	4
Changes in:
Accounts receivable	(101)	(4)	(67)
Affiliated receivables and payables	(310)	26	78
Inventories	(28)	(5)	9
Prepayments	(23)	(20)	(1)
Accounts payable	1	(7)	11
Accrued interest, payroll and taxes	22	26	37
Pension and other postretirement benefits	(153)	(143)	(141)
Other operating assets and liabilities	30	(13)	(9)
Net cash provided by operating activities	1,195	957	976
Investing Activities
Plant construction and other property additions (including nuclear fuel)	(1,109)	(1,815)	(2,188)
Acquisition of Dominion Energy Questar, net of cash acquired			(819)
Loan to Dominion Energy from Cove Point	(2,986)
Advances to Dominion Energy, net of repayment		32	(21)
Proceeds from assignment of shale development rights	109	70	10
Other	(20)	(27)	(21)
Net cash used in investing activities	(4,006)	(1,740)	(3,039)
Financing Activities
Issuance (repayment) of short-term debt, net	(619)	169	69
Issuance (repayment) of affiliated current borrowings, net	291	628	1,136
Issuance and remarketing of long-term debt	3,750		980
Repayment and repurchase of long-term debt	(255)		(400)
Credit facility borrowings	73
Net proceeds from sale of Dominion Energy Midstream Common Units	4	18	482
Net proceeds from sale of Dominion Energy Midstream Series A Preferred Units			490
Contributions from Dominion Energy	25	25	25
Dividends and distributions	(296)	(121)	(633)
Other	(21)		(36)
Net cash provided by (used in) financing activities	2,952	719	2,113
Increase (decrease) in cash, restricted cash and equivalents	141	(64)	50
Cash, restricted cash and equivalents at beginning of year	57	121	71
Cash, restricted cash and equivalents at end of year	198	57	121
Supplemental Cash Flow Information
Interest and related charges, excluding capitalized amounts	162	55	62
Income taxes	79	11	(87)
Significant noncash investing and financing activities:
Accrued capital expenditures	59	69	87
Equity contributions from Dominion Energy	$ 23	$ 26	183
Equity contribution to DEQPS for employee related assets and liabilities			$ 37